Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,400.00
Previously Paid Amount	0.00
Total Fee Amount	10.27
Total Offset Amount	10.27
Net Fee	$ 0.00